Quarterly Holdings Report
for
Fidelity Advisor® Financials Fund
April 30, 2026
AFFS-NPRT3-0626
1.800326.122
Common Stocks - 99.7%
	Shares	Value ($)
AUSTRALIA - 0.7%
Financials - 0.7%
Insurance - 0.7%
AUB Group Ltd	244,332	4,550,408
FRANCE - 1.3%
Financials - 1.3%
Capital Markets - 1.3%
Amundi SA (c)(d)	84,500	8,152,056
GRAND CAYMAN (UK OVERSEAS TER) - 0.9%
Financials - 0.9%
Capital Markets - 0.9%
Patria Investments Ltd Class A (b)	433,600	5,597,776
MEXICO - 0.6%
Financials - 0.6%
Capital Markets - 0.6%
Bolsa Mexicana de Valores SAB de CV	1,748,241	3,938,133
PUERTO RICO - 1.2%
Financials - 1.2%
Banks - 1.2%
Popular Inc	50,771	7,632,404
UNITED KINGDOM - 2.0%
Financials - 2.0%
Insurance - 2.0%
Hiscox Ltd	388,400	8,181,417
Lancashire Holdings Ltd	538,766	4,208,142

TOTAL UNITED KINGDOM		12,389,559
UNITED STATES - 93.0%
Financials - 92.0%
Banks - 35.8%
Associated Banc-Corp	208,847	5,881,132
Bank of America Corp	798,756	42,701,496
BOK Financial Corp	48,900	6,542,331
Citigroup Inc	208,405	26,671,672
East West Bancorp Inc	42,600	5,387,622
Eastern Bankshares Inc	303,900	6,147,897
First Hawaiian Inc	147,700	4,029,256
First Interstate BancSystem Inc Class A	109,252	3,877,353
KeyCorp	289,400	6,398,634
M&T Bank Corp	48,388	10,579,068
Old National Bancorp/IN	413,633	9,914,783
TriCo Bancshares	106,300	5,343,701
Truist Financial Corp	243,500	12,540,250
UMB Financial Corp	57,145	7,209,985
United Community Bank/SC	117,100	3,902,943
US Bancorp	204,900	11,609,634
Wells Fargo & Co	523,528	43,049,707
WesBanco Inc	115,100	3,957,138
Wintrust Financial Corp	35,966	5,415,401
Zions Bancorp NA	54,900	3,481,758
		224,641,761
Capital Markets - 23.4%
Blue Owl Capital Inc Class A (b)	648,600	6,323,850
Carlyle Group Inc/The	82,600	4,135,782
Charles Schwab Corp/The	205,300	18,813,692
KKR & Co Inc Class A	162,500	16,955,250
Lazard Inc	157,652	7,646,122
MarketAxess Holdings Inc	37,600	5,910,344
Moody's Corp	18,400	8,498,040
Morgan Stanley	87,000	16,581,330
Nasdaq Inc	97,200	8,933,652
Northern Trust Corp	45,900	7,635,006
Perella Weinberg Partners Class A	138,000	3,138,120
Raymond James Financial Inc	44,750	7,084,820
State Street Corp	145,900	22,299,356
Virtu Financial Inc Class A	236,060	11,722,740
Wealthfront Corp (a)(b)	81,900	862,407
		146,540,511
Consumer Finance - 4.5%
Capital One Financial Corp	68,257	13,057,564
FirstCash Holdings Inc	38,771	8,460,608
SLM Corp	276,800	6,388,544
		27,906,716
Financial Services - 13.4%
Apollo Global Management Inc	109,609	14,108,870
Corpay Inc (a)	24,700	7,569,809
Mastercard Inc Class A	105,400	53,007,768
Voya Financial Inc	112,600	9,228,696
		83,915,143
Insurance - 14.9%
American Financial Group Inc/OH	53,500	7,129,945
Arthur J Gallagher & Co	55,000	11,352,000
Assurant Inc	34,600	8,174,942
Baldwin Insurance Group Inc/The Class A (a)(b)	285,804	6,493,467
Brown & Brown Inc	96,000	5,774,400
Chubb Ltd	50,000	16,350,000
First American Financial Corp	128,900	9,039,757
Reinsurance Group of America Inc	105,300	22,266,738
Selective Insurance Group Inc	81,900	6,875,505
		93,456,754
TOTAL FINANCIALS		576,460,885
Industrials - 1.0%
Professional Services - 1.0%
TransUnion	87,200	6,191,200
TOTAL UNITED STATES		582,652,085
TOTAL COMMON STOCKS (Cost $427,632,681)		624,912,421

Money Market Funds - 3.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	3.69	2,034,476	2,034,883
Fidelity Securities Lending Cash Central Fund (e)(f)	3.69	17,084,311	17,086,019
TOTAL MONEY MARKET FUNDS (Cost $19,120,902)			19,120,902

TOTAL INVESTMENT IN SECURITIES - 102.8% (Cost $446,753,583)	644,033,323
NET OTHER ASSETS (LIABILITIES) - (2.8)%	(17,319,754)
NET ASSETS - 100.0%	626,713,569

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,152,056 or 1.3% of net assets.

(d)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $8,152,056 or 1.3% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $970,928.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,494,495	64,855,031	64,314,449	47,780	(194)	-	2,034,883	2,034,476	0.0%
Fidelity Securities Lending Cash Central Fund	530,700	168,790,962	152,234,687	22,042	(956)	-	17,086,019	17,084,311	0.0%
Total	2,025,195	233,645,993	216,549,136	69,822	(1,150)	-	19,120,902

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.